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Freedom 100 Emerging Markets ETF
Freedom 100 Emerging Markets ETF Fund Summary
Investment Objective
The Freedom 100 Emerging Markets ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Freedom 100 Emerging Markets Index (the “Index”).
Fees And Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Freedom 100 Emerging Markets ETF Freedom 100 Emerging Markets ETF
Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Freedom 100 Emerging Markets ETF | Freedom 100 Emerging Markets ETF | USD ($)	50	157	274	616

Portfolio Turnover

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2021, the Fund’s portfolio turnover rate was 21.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “passive management” (or indexing) approach to seek to track the total return performance, before fees and expenses, of the Index. The Freedom 100 Emerging Markets Index is a freedom-weighted emerging markets equity index.

Freedom 100 Emerging Markets Index

The Index is designed to track the performance of a portfolio of approximately 100 equity securities in emerging market countries. Country inclusion and weights are determined based on third-party quantified data covering 76 personal and economic freedom variables. Variables can be categorized into three main types of freedom metrics: civil freedom (such as absence of terrorism, human trafficking, torture, disappearances and detainments), political freedom (such as rule of law, due process, freedom of the press, freedom of expression, freedom of religion, and freedom of assembly), and economic freedom (such as marginal tax rates, access to international trade, business regulations, sound money, and size of government). A quantitative model is used to weight countries based on the above metrics as described below. Securities within each included country are selected using minimum market capitalization (“market cap”) and liquidity (90-day average daily volume of shares traded on a public exchange) requirements, and are subsequently market cap-weighted. For clarification, country weights are established first, then security weights are established (within previously established country weights). The Index excludes state owned enterprises (“SOEs”). The Index was developed in 2017 by Life + Liberty Indexes, LLC, the Fund’s index provider (the “Index Provider”).

The Index Universe

Index construction begins with a universe of common and preferred stocks (or their depositary receipts) with headquarters domiciled in emerging market countries. As of January 24, 2022, the initial country universe includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Greece, Egypt, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates (collectively, the “Initial Country Universe”).

Market Capitalization Screens	The Index Provider determines the countries eligible to be included in the Index at the time of each annual reconstitution of the Index based on the market capitalization of each emerging market relative to world market capitalization (market capitalization ratio). Countries with a market capitalization ratio of at least 0.15% of current world market capitalization and an average market capitalization ratio of at least 0.15% for the prior three years are eligible to be included in the Index (the “Eligible Universe”).

Country Selection and Weighting	Countries in the eligible universe are freedom-weighted by their country level freedom scores (“Freedom Scores”). Freedom Scores are composed of 76 quantified personal and economic freedom variables compiled by independent third party think-tanks - the Cato Institute and the Fraser Institute. Freedom Scores are used by the Index Provider to derive country weights and inclusions. Based on Index rules, the higher a country’s Freedom Score, the higher its weight in the Index. The lower a country’s Freedom Score, the lower its weight in the Index. Countries with a negative weight are excluded from the Index. As of January 24, 2022, the following eleven Emerging Markets were included in the Index: Taiwan, Chile, South Korea, Poland, South Africa, Brazil, Malaysia, Indonesia, Mexico, Thailand, and the Philippines. (the “included countries”).

Component Selection and Weighting	The index securities universe includes all companies domiciled in each of the included countries as determined by the index calculator. Securities must meet minimum market capitalization and liquidity requirements to be eligible for inclusion. The ten largest securities within each included country are selected and weighted based on market capitalization. To be clear, country weights are established first, then individual security weights are established (within previously established country weights). Either local shares or depositary receipts can be used in the Index with preference given to ADRs for new additions. SOEs, which are defined by the Index Provider as companies with 20% or more government ownership, are excluded from the Index. The Index may include small-, mid-, and large-capitalization companies; however, the rules of the Index will naturally favor large-capitalization companies with high liquidity.

Portfolio Construction	The Index is assessed annually in January of each year at which time the Index is reconstituted and rebalanced by the Index Provider. Component changes are made after the market close on the third Friday of January and become effective at the market open on the next trading day.

The Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index or in depositary receipts representing such component securities. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act of 1940, as amended (the “Investment Company Act”), except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Index concentrates in the securities of a particular industry or group of industries.

The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities economically tied to emerging market countries. The Fund’s 80% policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

For purposes of the Fund’s 80% policy, the securities of a company are considered to be economically tied to an emerging market country if one or more of the following attributes are tied to an emerging markets country:: stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Principal Risks

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks.”

Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objectives.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

Depositary Receipts Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Freedom Investment Strategy Risk. The Fund’s Freedom investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other emerging markets funds that do not have a freedom focus. In addition, the Index Provider may be unsuccessful in creating an index composed only of companies in countries that benefit from significant personal and economic freedoms.

Freedom Score Risk. The Index Provider relies upon the Fraser Institute, a global, independent think-tank partnership, to obtain the Freedom Score used in the Index. The Freedom Score is derived using quantified data derived from government organizations, non-governmental organizations (“NGO” or collectively “NGOs”), private sector actors, and other entities. This data is consolidated, analyzed, and disseminated by the Fraser Institute. Changes to the Freedom Score methodology or its data sources by the Fraser Institute are not controlled by the Index Provider, who relies exclusively upon the Freedom Score output for use in the Index. Should the Fraser Institute cease to provide the Freedom Score entirely, materially delay its reporting of the Freedom Score, or materially modify the calculation of the Freedom Score, the Index Provider will use its own patent-pending algorithm to produce the Freedom Score output internally using similar inputs and variables.

Annual Rebalance Risk. The Index’s components are reconstituted annually. As a result, (i) the Index’s exposure to one or more markets may be affected by significant market movements promptly following the annual reconstitution that are not predictive of those markets’ performance for the subsequent year and (ii) changes to the Index’s market exposure may lag a significant change in one or more market’s direction (up or down) by as long as a year if such changes first take effect promptly following the reconstitution. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader foreign equity markets.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Quantitative Security Selection Risk. Data for some companies in which the Fund invests or upon which the Fund calculates its allocations may be less available and/or less current than data for companies in other markets. The Index uses a quantitative model to generate investment decisions and its processes and stock selection could be adversely affected if it relies on erroneous or outdated data. In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Market Capitalization Risk. To the extent the Fund emphasizes large-, mid- or small-capitalization stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

ETF Risk.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

PERFORMANCE

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.freedometfs.com or by calling the Fund at (215) 882-9983.

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 27.51% (quarter ended December 31, 2020) and the Fund’s lowest return for a calendar quarter was –30.04% (quarter ended March 31, 2020).

Calendar Year Total Returns as of December 31, 2021

Average Annual Total Returns
(for periods ended December 31, 2021)
Average Annual Total Returns - Freedom 100 Emerging Markets ETF - Freedom 100 Emerging Markets ETF		1 Year	Since Inception
Performance Measure Domain		6.94%	13.62%
After Taxes on Distributions		6.74%	13.49%
After Taxes on Distributions and Sales		4.84%	10.92%
Solactive G B S Emerging Markets Large Mid Cap Index [Member]	[1]	(2.46%)	10.57%
Life Liberty Freedom 100 Emerging Markets Index [Member]	[1]	6.92%	13.88%
[1]	Index assumes withholding of taxes on dividends.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Solactive GBS Emerging Markets Large & Mid Cap Index intends to track the performance of the large- and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the Emerging Markets. The term “free float” generally includes only securities that are publicly available in the securities markets.